Share-based Payments - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term incentive plan [member] | Monte carlo option pricing model [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)			51.70%
Market price of ordinary shares (£)			£ 3.03
Model used			Monte Carlo
Long-term incentive plan [member] | Black scholes option pricing model [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)			51.70%
Risk-free interest rate (%)			0.39%
Expected life of share options (years)			5 years
Market price of ordinary shares (£)			£ 3.03
Model used			Black Scholes
2019 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)	66.00%
Risk-free interest rate (%)	0.95%
Expected life of share options (years)	10 years
Market price of ordinary shares (£)	£ 0.66
Model used	Black Scholes
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)	66.00%
Risk-free interest rate (%)	0.97%
Expected life of share options (years)	10 years
Market price of ordinary shares (£)	£ 0.63
Model used	Black Scholes
Share option plan grants [member]
Disclosure of classes of share capital [line items]
Expected life of share options (years)		10 years
Model used		Black Scholes
Bottom of range [member] | Long-term incentive plan [member] | Monte carlo option pricing model [member]
Disclosure of classes of share capital [line items]
Risk-free interest rate (%)			0.17%
Expected life of share options (years)			3 years
Bottom of range [member] | Share option plan grants [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)		65.00%
Risk-free interest rate (%)		1.39%
Market price of ordinary shares (£)		£ 2.76
Top of range [member] | Long-term incentive plan [member] | Monte carlo option pricing model [member]
Disclosure of classes of share capital [line items]
Risk-free interest rate (%)			0.39%
Expected life of share options (years)			5 years
Top of range [member] | Share option plan grants [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)		67.00%
Risk-free interest rate (%)		1.53%
Market price of ordinary shares (£)		£ 3.25